INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
INTANGIBLE ASSETS, NET

Note 9 - INTANGIBLE ASSETS, NET

As of December 31, 2025 and 2024, intangible assets, net consisted of the following:

	December 31,	December 31,
	2025	2024
AGM domain name	$14,800	$14,800
Software	50,000	50,000
Total intangible assets	64,800	64,800
Less: accumulated amortization	(43,753)	(32,273)
Total intangible assets, net	21,047	32,527

For the years ended December 31, 2025, 2024 and 2023, amortization expenses amounted to $11,480, $11,480 and $11,479 respectively. The following is an estimated, by fiscal years, of amortization amount of intangible asset,

Year ending December 31,
2026	$11,480
2027	9,567
Total	$21,047